GENERAL (Details) (ILS)	0 Months Ended
	Apr. 12, 2013	Dec. 31, 2013	Dec. 31, 2012
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Percentage interest held in Israeli subsidiary by Company		91.00%
Number of major suppliers		4
Stock split ratio	2
Ordinary shares, par value		0.05	0.05
Previously reported [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Ordinary shares, par value			0.10